PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
Transactions resulting in plan assets being transferred to, or used by, a related party are prohibited under ERISA unless a specific exemption applies. Schwab, as custodian of the Plan, and the Company are defined as parties-in-interest with respect to the Plan. The Plan invested in certain investments issued by Schwab and in common stock of the Company (see Note 2: Significant Accounting Policies, Concentration of Market Risk for more information on the transactions in the Company's common stock). Notes receivable from participants are also considered party-in-interest transactions. These transactions are exempt under Section 408(b) of ERISA and are not considered prohibited transactions. Officers and employees of the Company provide services related to the Plan and are not compensated by the Plan. These transactions are exempt under Section 408(b) of ERISA and are not considered prohibited transactions.